Significant Accounting Policies - Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	$ 19	$ 2,695	$ 55	$ 5,127	$ 9,719	$ 1,036
Contract with customer, liability, current	0		0		1,034
Adoption of new accounting standard - ASC 606					1,034
Operating loss	(5,804)	(2,716)	(11,088)	(5,198)	(11,435)	(16,162)
Net loss	$ (6,825)	$ (2,984)	(12,334)	$ (5,636)	(12,039)	(16,941)
Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adoption of new accounting standard - ASC 606					1,034
Net loss			(12,334)		(12,039)	$ (16,941)
Accounting Standards Update 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues			(1,034)
Contract with customer, liability, current					$ 1,034
Operating loss			1,034
Net loss			$ 1,034